Recoverable taxes - Summary (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Tax Receivables and Payables [Line Items]
IRPJ/CSLL – prepayments and withheld taxes	R$ 773,577	R$ 706,048
PIS/COFINS – on acquisitions of property, plant and equipment (1)	106,960	128,631
PIS/COFINS – operations	681,034	567,872
PIS/COFINS – exclusions from ICMS (2)	311,036	324,819
ICMS – on acquisitions of property, plant and equipment (3)	447,261	472,382
ICMS – operations (4)	1,872,231	1,889,151
Reintegra program (5)	65,808	58,790
Other taxes and contributions	122,168	119,406
Provision for loss on ICMS credits (6)	(1,761,902)	(1,775,113)	R$ (1,581,961)
Tax Assets	2,618,173	2,491,986
Recoverable taxes	1,673,493	1,546,287
Recoverable taxes	R$ 944,680	R$ 945,699